Goodwill (Goodwill by Segment) (Details) - USD ($) $ in Millions	Sep. 27, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Total goodwill	$ 3,283.2	$ 3,325.5	$ 3,370.0	$ 3,215.6
Specialty Products & Technologies
Goodwill [Line Items]
Total goodwill	1,999.5	2,013.8	2,028.6	1,958.8
Equipment & Consumables
Goodwill [Line Items]
Total goodwill	$ 1,283.7	$ 1,311.7	$ 1,341.4	$ 1,256.8